ACQUISITION (Tables)	12 Months Ended
Dec. 31, 2024
Business Combination, Asset Acquisition, and Joint Venture Formation [Abstract]
SCHEDULE OF ESTIMATED FAIR VALUE OF ASSETS ACQUIRED AND LIABILITIES ASSUMED

	Safe-Pro USA	Airborne Response	Safe Pro AI	Total
Assets acquired:
Cash	$75,868	$120,036	$-	$195,904
Accounts receivable, net	1,633,100	29,293	-	1,662,393
Inventory	67,143	-	-	67,143
Prepaid expenses and other current assets	37,500	209,852	-	247,352
Property and equipment	335,030	17,414	-	352,444
Other assets	4,000	-	-	4,000
Right of use assets	154,265	-	-	154,265
Other intangible assets	203,000	495,000	545,625	1,243,625
Goodwill	518,255	166,612	-	684,867
Total assets acquired at fair value	3,028,161	1,038,207	545,625	4,611,993
Liabilities assumed:
Notes payable	(146,000)	-	-	(146,000)
Accounts payable	(85,250)	(9,937)	-	(95,187)
Accrued expenses	(257,408)	(148,270)	-	(405,678)
Due to related parties	(1,622,540)	-	-	(1,622,540)
Lease liabilities	(156,963)	-	-	(156,963)
Total liabilities assumed	(2,268,161)	(158,207)	-	(2,426,368)
Net asset acquired	$760,000	$880,000	$545,625	$2,185,625
Purchase consideration paid:
Series A preferred shares issued	$760,000	$-	$-	$760,000
Series B preferred shares issued	-	880,000	-	880,000
Fair value of common stock issued	-	-	545,625	545,625
Total purchase consideration paid	$760,000	$880,000	$545,625	$2,185,625

SCHEDULE OF UNAUDITED PRO FORMA CONSOLIDATED RESULTS OF OPERATIONS

The following unaudited pro forma consolidated results of operations have been prepared as if the acquisition of Safe-Pro USA and Airborne Response had occurred as of the beginning of the following period:

Year Ended
December 31, 2022
Net Revenues	$3,202,587
Net Loss	$(203,088)
Net Loss Attributable to Common Stockholders	$(203,088)
Net Loss per Share	$(0.04)